Related Party Transactions - Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balances with related parties
Amounts due to related parties	$ 2,873	$ 952
GasLog LNG Services
Balances with related parties
Amounts due to related parties	1,364	131
GasLog Ltd.
Balances with related parties
Amounts due to related parties	1,509	821
GasLog Ltd. | Purchase of depot spares
Balances with related parties
Depot spares purchased from related party	$ 1,523	$ 1,370	$ 2,719